Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of assumptions used in estimation of grant date fair value of options
Average Risk-free interest rate (a)	2.55%
Expected dividend yield	0.0%
Average expected volatility (b)	44.62%
Termination rate	9%
Suboptimal factor (c)	3.18

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	0.75%
Expected dividend yield	0.0%
Average expected volatility (b)	45.29%
Termination rate	9%
Suboptimal factor (c)	3.16

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	1.41%
Expected dividend yield	0.0%
Average expected volatility (b)	45.28%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	1.79%
Expected dividend yield	0.0%
Average expected volatility (b)	44.38%
Termination rate	9%
Suboptimal factor (c)	3.16

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	3.01%
Expected dividend yield	0.0%
Average expected volatility (b)	43.93%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	2.91%
Expected dividend yield	0.0%
Average expected volatility (b)	44.02%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	3.91%
Expected dividend yield	0.0%
Average expected volatility (b)	41.78%
Termination rate	7%
Suboptimal factor (c)	2.76

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Schedule of stock option summary

	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)
33.27	10,148	2.3	10,148	2.3

Schedule of stock option activity

		Weighted	Weighted
	Number	average exercise	average grant date
	of options	price	fair value
		US$	US$

Balance at January 1, 2021	590,047

Granted	133,925	41.84	16.62
Exercised	(132,702)	34.01	12.85
Forfeited	(11,749)	35.79	15.39

Balance at December 31, 2021	579,521

Granted	198,174	40.82	15.13
Exercised	(66,298)	33.09	13.21
Forfeited	(50,335)	41.67	15.75

Balance at December 31, 2022	661,062

Granted	137,911	35.12	15.84
Exercised	(45,474)	29.91	12.33
Forfeited	(14,256)	40.40	15.90
Expired	(729,095)	37.80	15.05

Balance at December 31, 2023	10,148
Exercisable at December 31, 2023	10,148

Schedule of restricted share units activity

		Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
		US$

Balance at January 1, 2021	86,000

Granted	-
Vested	-

Balance at December 31, 2021	86,000

Granted	16,000	43.02
Forfeited	(2,000)	35.33
Vested	(43,000)	35.33

Balance at December 31, 2022	57,000

Granted	86,000	36.24
Forfeited	(8,000)	36.24
Vested	(41,000)	35.33

Balance at December 31, 2023	94,000

Schedule of allocation of the stock-based compensation expenses

	Year ended December 31
	2021	2022	2023
	US$ thousands

Cost of sales	480	638	428
Research and development costs	1,011	1,454	1,423
Selling and marketing expenses	697	774	747
General and administrative expenses	674	711	755

	2,862	3,577	3,353